INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials and consumables	$ 41	$ 52
Finished goods and other	11	9
Carrying amount of inventories	$ 52	$ 61